Prepaid Expenses	3 Months Ended
Mar. 31, 2022
Operating Costs and Expenses [Abstract]
Prepaid Expenses	NOTE 4. PREPAID EXPENSES As of March 31, 2022, the Company had prepaid expenses of approximately $289,000 primarily in connection with the prepayment for D&O insurance.